UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset SMASh Series Core Plus Completion Fund
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset SMASh Series Core Plus Completion Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Western Asset SMASh Series Core Plus Completion Fund[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$607,862,516
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	314
Portfolio Turnover Rate	287%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset SMASh Series Core Plus Completion Fund	PAGE 1	7938-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
SMASh Series Core Plus Completion Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 43.8%
FNMA — 26.1%
Federal National Mortgage Association (FNMA)	3.500%	7/1/55	100,000	$90,742 (a)
Federal National Mortgage Association (FNMA)	2.000%	7/1/56	21,000,000	16,773,650 (a)
Federal National Mortgage Association (FNMA)	3.000%	7/1/56	13,800,000	12,034,031 (a)
Federal National Mortgage Association (FNMA)	4.500%	7/1/56	21,900,000	20,982,937 (a)
Federal National Mortgage Association (FNMA)	5.000%	7/1/56	10,600,000	10,417,003 (a)
Federal National Mortgage Association (FNMA)	5.500%	7/1/56	47,500,000	47,659,196 (a)
Federal National Mortgage Association (FNMA)	6.000%	7/1/56	36,300,000	37,113,304 (a)
Federal National Mortgage Association (FNMA)	6.500%	7/1/56	12,700,000	13,138,449 (a)
Total FNMA				158,209,312
GNMA — 17.7%
Government National Mortgage Association (GNMA) II	2.000%	7/1/56	24,000,000	19,664,885 (a)
Government National Mortgage Association (GNMA) II	2.500%	7/1/56	28,800,000	24,594,750 (a)
Government National Mortgage Association (GNMA) II	3.000%	7/1/56	8,700,000	7,722,609 (a)
Government National Mortgage Association (GNMA) II	4.000%	7/1/56	2,400,000	2,231,353 (a)
Government National Mortgage Association (GNMA) II	4.500%	7/1/56	5,600,000	5,379,709 (a)
Government National Mortgage Association (GNMA) II	5.000%	7/1/56	20,000,000	19,720,733 (a)
Government National Mortgage Association (GNMA) II	5.500%	7/1/56	14,100,000	14,171,491 (a)
Government National Mortgage Association (GNMA) II	6.000%	7/1/56	13,900,000	14,193,122 (a)
Total GNMA				107,678,652

Total Mortgage-Backed Securities (Cost — $265,833,445)				265,887,964
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Corporate Bonds & Notes — 31.0%
Communication Services — 5.3%
Diversified Telecommunication Services — 0.4%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,720,000	$1,204,283 (b)
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	500,000	498,826 (b)
Space Exploration Technologies Corp., Senior Notes	5.650%	7/15/33	720,000	715,916 (b)
Space Exploration Technologies Corp., Senior Notes	5.875%	7/15/36	30,000	29,620 (b)
Total Diversified Telecommunication Services				2,448,645
Entertainment — 0.3%
Discovery Global Holdings Inc., Senior Notes	4.279%	3/15/32	157,000	140,981
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	1,820,000	1,814,504 (b)
Total Entertainment				1,955,485
Interactive Media & Services — 0.7%
Alphabet Inc., Senior Notes	5.350%	11/15/45	150,000	145,610
Alphabet Inc., Senior Notes	5.500%	2/15/46	380,000	374,588
Alphabet Inc., Senior Notes	5.250%	5/15/55	220,000	205,880
Alphabet Inc., Senior Notes	5.450%	11/15/55	150,000	143,891
Alphabet Inc., Senior Notes	5.650%	2/15/56	380,000	375,218
Alphabet Inc., Senior Notes	5.300%	5/15/65	240,000	220,275
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	410,000	380,669
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	690,000	690,864
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	350,000	317,370
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	220,000	219,138
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	690,000	620,297
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	460,000	454,628
Total Interactive Media & Services				4,148,428
Media — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	1,780,000	1,588,911 (b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,900,000	2,562,205
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	1,820,000	1,787,039 (b)
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	460,000	$469,790
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	366,936
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	1,170,000	1,189,628 (b)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,620,000	2,360,004 *(c)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	2,260,000	2,237,265 (b)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	420,000	407,209 (b)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,680,000	1,728,710
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	510,000	527,949 (b)
Total Media				15,225,646
Wireless Telecommunication Services — 1.4%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	5,500,000	3,294,711 (b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	7,770,000	4,597,042 (b)
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,000,000	738,510
Total Wireless Telecommunication Services				8,630,263

Total Communication Services				32,408,467
Consumer Discretionary — 4.7%
Automobile Components — 1.1%
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.375%	4/15/34	860,000	860,431 (b)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	1,340,000	1,349,968 (b)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	4,640,000	4,567,755 (b)
Total Automobile Components				6,778,154
Automobiles — 0.1%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	690,000	597,950 (b)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — 0.5%
Amazon.com Inc., Senior Notes	5.800%	3/13/56	190,000	$188,920
Amazon.com Inc., Senior Notes	5.950%	3/13/66	330,000	328,353
Prosus NV, Senior Notes	3.061%	7/13/31	2,400,000	2,182,188 (b)
Total Broadline Retail				2,699,461
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp. Ltd., Senior Notes	5.875%	6/15/31	2,570,000	2,617,632 (b)
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	820,000	830,328 (b)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	1,070,000	1,096,153 (b)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	1,530,000	1,499,338 (b)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	530,000	514,774 (b)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	300,000	291,529 (b)
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	140,000	135,658
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	1,960,000	1,964,030 (b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,640,000	2,638,211 (b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	3,080,000	3,256,655 (b)
Total Hotels, Restaurants & Leisure				14,844,308
Specialty Retail — 0.6%
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	2,340,000	2,319,138 (b)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	1,260,000	1,270,670 (b)
Total Specialty Retail				3,589,808

Total Consumer Discretionary				28,509,681
Consumer Staples — 1.0%
Consumer Staples Distribution & Retail — 0.0%††
Kroger Co., Senior Notes	5.000%	9/15/34	290,000	286,283
Food Products — 0.0%††
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	40,000	39,858 (b)
Tobacco — 1.0%
Altria Group Inc., Senior Notes	5.800%	2/14/39	800,000	812,047
Altria Group Inc., Senior Notes	5.950%	2/14/49	1,190,000	1,169,788
Altria Group Inc., Senior Notes	6.200%	2/14/59	372,000	369,458
BAT Capital Corp., Senior Notes	3.734%	9/25/40	2,740,000	2,216,777
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
BAT Capital Corp., Senior Notes	7.081%	8/2/53	1,119,000	$1,263,513
Total Tobacco				5,831,583

Total Consumer Staples				6,157,724
Energy — 5.0%
Oil, Gas & Consumable Fuels — 5.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	2,230,000	2,308,425 (b)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	1,040,000	1,044,944 (b)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	940,000	934,870 (b)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	540,000	484,245
Ecopetrol SA, Senior Notes	4.625%	11/2/31	2,420,000	2,221,630
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,170,000	3,182,065 (d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	6,140,000	6,338,475 (d)(e)
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	1,200,000	1,163,387
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	2,800,000	2,540,923 (b)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,900,000	1,724,197 (f)
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	700,000	672,940
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,889,000	1,961,096
Venture Global LNG Inc., Senior Secured Notes	6.625%	6/15/36	680,000	670,652 (b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	230,000	252,529 (b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	750,000	781,706 (b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	230,000	258,048 (b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,630,000	1,729,073 (b)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	320,000	$325,258
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	640,000	557,614
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	950,000	939,829

Total Energy				30,091,906
Financials — 1.7%
Banks — 0.2%
CaixaBank SA, Senior Notes (5.402% to 4/22/36 then SOFR + 1.530%)	5.402%	4/22/37	200,000	198,110 (b)(e)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	440,000	446,869 (e)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	430,000	385,587 (e)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	590,000	502,666
Total Banks				1,533,232
Capital Markets — 0.4%
CI Financial Corp., Senior Notes	7.500%	5/30/29	900,000	943,571 (b)
Morgan Stanley, Senior Notes (5.296% to 4/10/36 then SOFR + 1.410%)	5.296%	4/10/37	490,000	487,749 (e)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	730,000	771,695 (b)(d)(e)
Total Capital Markets				2,203,015
Financial Services — 0.9%
Block Inc., Senior Notes	6.000%	8/15/33	1,270,000	1,279,493 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,110,000	2,182,713 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	910,000	936,309 (b)
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	1,050,000	1,078,276 (b)
Total Financial Services				5,476,791
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.2%
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	930,000	$937,786 (b)

Total Financials				10,150,824
Health Care — 2.1%
Health Care Providers & Services — 0.2%
CVS Health Corp., Senior Notes	6.200%	9/15/55	1,020,000	1,044,364
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	10,817
Total Health Care Providers & Services				1,055,181
Pharmaceuticals — 1.9%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	829,108 (b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	2,970,000	2,236,781 (b)
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,100,000	1,005,227
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	7,811,000	7,814,332
Total Pharmaceuticals				11,885,448

Total Health Care				12,940,629
Industrials — 2.4%
Aerospace & Defense — 0.7%
Boeing Co., Senior Notes	5.705%	5/1/40	500,000	508,685
Boeing Co., Senior Notes	6.858%	5/1/54	490,000	551,108
Bombardier Inc., Senior Notes	7.250%	7/1/31	350,000	366,651 (b)
Bombardier Inc., Senior Notes	6.750%	6/15/33	830,000	860,196 (b)
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	210,000	216,531
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	210,000	193,191
RTX Corp., Senior Notes	4.500%	6/1/42	1,220,000	1,092,034
RTX Corp., Senior Notes	3.030%	3/15/52	1,010,000	652,258
Total Aerospace & Defense				4,440,654
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	450,000	459,746 (b)
Commercial Services & Supplies — 0.4%
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	1,140,000	1,116,446 (b)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,090,000	1,131,198 (b)
Total Commercial Services & Supplies				2,247,644
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electrical Equipment — 0.0%††
GE Vernova Inc., Senior Notes	5.500%	2/4/56	60,000	$58,243
Ground Transportation — 0.1%
Kazakhstan Temir Zholy National Co. JSC, Senior Notes	4.875%	4/29/31	800,000	783,927 (b)
Passenger Airlines — 0.1%
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	740,000	735,610
Trading Companies & Distributors — 1.0%
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	220,000	225,405 (b)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	1,930,000	1,898,712 (b)(g)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	1,540,000	1,606,616 (b)
QXO Building Products Inc., Senior Notes	6.500%	7/15/31	120,000	122,367 (b)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	330,000	338,968 (b)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	1,630,000	1,684,089 (b)
Total Trading Companies & Distributors				5,876,157

Total Industrials				14,601,981
Information Technology — 1.5%
IT Services — 0.5%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	1,130,000	1,129,096 (b)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	1,460,000	1,481,609 (b)
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	290,000	293,858 (b)
Total IT Services				2,904,563
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Inc., Senior Notes	5.200%	7/15/35	1,070,000	1,074,160
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	1,090,000	1,108,478 (b)
Hanwha Q Cells Americas Holdings Corp., Senior Notes	4.375%	5/21/29	840,000	835,173 (b)
Intel Corp., Senior Notes	5.700%	2/10/53	320,000	302,028
Total Semiconductors & Semiconductor Equipment				3,319,839
Software — 0.3%
Oracle Corp., Senior Notes	5.350%	5/4/33	100,000	97,165
Oracle Corp., Senior Notes	5.700%	2/4/36	390,000	377,835
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Oracle Corp., Senior Notes	6.550%	2/4/46	90,000	$84,888
Oracle Corp., Senior Notes	3.600%	4/1/50	1,090,000	663,362
Oracle Corp., Senior Notes	6.700%	2/4/56	90,000	84,761
Oracle Corp., Senior Notes	6.850%	2/4/66	220,000	204,905
Synopsys Inc., Senior Notes	5.700%	4/1/55	360,000	349,430
Total Software				1,862,346
Technology Hardware, Storage & Peripherals — 0.2%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	1,220,000	1,237,159 (b)

Total Information Technology				9,323,907
Materials — 4.5%
Chemicals — 0.4%
OCP SA, Senior Notes	6.750%	5/2/34	2,640,000	2,775,038 (b)
Metals & Mining — 3.4%
Anglo American Capital PLC, Senior Notes	5.250%	3/19/36	360,000	356,387 (b)
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	5,170,000	5,105,669 (b)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,170,000	1,224,702 (b)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	2,520,000	2,585,334 (b)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	1,800,000	1,767,860 (b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,300,000	3,192,508
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	340,000	349,883 (b)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	2,280,000	2,630,085
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	241,832
Vale Canada Ltd., Senior Notes	7.200%	9/15/32	614,000	673,405
Vale Overseas Ltd., Senior Notes	3.750%	7/8/30	2,740,000	2,613,093
Total Metals & Mining				20,740,758
Paper & Forest Products — 0.7%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	2,390,000	2,246,136
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	2,000,000	1,775,453
Total Paper & Forest Products				4,021,589

Total Materials				27,537,385
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 0.9%
Specialized REITs — 0.9%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	2,210,000	$2,216,398 (b)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,130,000	1,146,046 (b)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	330,000	333,171 (b)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	1,480,000	1,459,603 (b)

Total Real Estate				5,155,218
Utilities — 1.9%
Electric Utilities — 1.9%
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	4,040,000	3,960,170 (b)
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	360,000	359,210
NRG Energy Inc., Senior Notes	5.750%	1/15/34	740,000	734,610 (b)
NRG Energy Inc., Senior Notes	5.875%	5/15/34	10,000	9,952 (b)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	3,640,000	3,630,460 (b)
NRG Energy Inc., Senior Notes	6.125%	5/15/36	1,170,000	1,171,045 (b)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	290,000	285,212 (b)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	390,000	386,102
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.800%	4/1/55	160,000	160,401
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	980,000	979,175 (b)

Total Utilities				11,676,337
Total Corporate Bonds & Notes (Cost — $195,876,316)				188,554,059
Collateralized Mortgage Obligations(h) — 24.0%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	4.123%	6/25/47	2,182,994	2,001,543 (e)
Banc of America Funding Corp., 2015-R3 1A2	4.445%	3/27/36	10,585,747	8,957,579 (b)(e)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. Term SOFR + 0.324%)	3.976%	5/26/37	6,367,575	5,716,564 (b)(e)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	10,110,000	9,566,108
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. Term SOFR + 0.339%)	4.149%	1/26/36	7,100,751	6,623,320 (b)(e)
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
BX Commercial Mortgage Trust, 2021-21M A (1 mo. Term SOFR + 0.844%)	4.469%	10/15/36	357,178	$357,200 (b)(e)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. Term SOFR + 0.964%)	4.589%	11/15/38	5,686,967	5,687,481 (b)(e)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.375%	8/15/42	5,340,000	5,361,563 (b)(e)
BX Commercial Mortgage Trust, 2026-CSMO C (1 mo. Term SOFR + 2.000%)	5.625%	2/15/43	8,260,000	8,347,231 (b)(e)
BX Commercial Mortgage Trust, 2026-VLT9 A (1 mo. Term SOFR + 1.700%)	5.325%	3/15/45	3,320,000	3,323,762 (b)(e)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	11,200,000	10,581,803
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	5.436%	4/15/36	1,506,296	226,310 (b)(e)
DGWD Trust, 2025-INFL E (1 mo. Term SOFR + 4.000%)	7.625%	8/15/35	2,000,000	1,997,959 (b)(e)
Dwight Issuer LLC, 2026-FL2 D (1 mo. Term SOFR + 2.750%)	6.350%	1/18/44	900,000	900,549 (b)(e)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	7.128%	10/25/33	3,980,000	4,471,588 (b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	15.492%	5/25/43	8,384,576	9,739,788 (b)(e)
Federal National Mortgage Association (FNMA) — CAS, 2021- R01 1B1 (30 Day Average SOFR + 3.100%)	6.728%	10/25/41	8,870,000	8,928,971 (b)(e)
Federal National Mortgage Association (FNMA) — CAS, 2022- R01 1B1 (30 Day Average SOFR + 3.150%)	6.778%	12/25/41	2,700,000	2,721,831 (b)(e)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal National Mortgage Association (FNMA) — CAS, 2023- R05 1M2 (30 Day Average SOFR + 3.100%)	6.728%	6/25/43	4,140,000	$4,280,073 (b)(e)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.175%	5/16/55	1,733,316	9,384 (e)
Hilton USA Trust, 2016-HHV D	4.333%	11/5/38	2,800,000	2,790,060 (b)(e)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.551%	11/15/47	3,940,000	3,453,410 (e)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	6.040%	8/15/38	9,918,548	9,881,771 (b)(e)
KIND Trust, 2021-KIND XCP, IO	0.000%	8/15/38	78,050,000	82 (b)(e)
KREF Ltd., 2021-FL2 D (1 mo. Term SOFR + 2.314%)	5.951%	2/15/39	3,130,000	3,130,602 (b)(e)
MIC Trust, 2023-MIC A	8.732%	12/5/38	2,740,000	2,890,291 (b)(e)
MLTI Trust, 2026-SF75 A (1 mo. Term SOFR + 1.400%)	5.025%	3/15/36	5,360,000	5,371,022 (b)(e)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	7,260,802 (b)
NYC Commercial Mortgage Trust, 2025-28L F	8.401%	11/5/38	2,200,000	2,205,027 (b)(e)
Residential Accredit Loans Inc., 2007- QS7 1A7 (1 mo. Term SOFR + 0.664%)	4.313%	5/25/37	3,399,687	2,651,139 (e)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	2,500,000	2,612,741 (b)
SLG Office Trust, 2026-OMA A	5.131%	4/15/41	3,900,000	3,898,064 (b)(e)

Total Collateralized Mortgage Obligations (Cost — $147,648,990)				145,945,618
Sovereign Bonds — 17.9%
Angola — 0.2%
Angolan Government International Bond, Senior Notes	9.375%	3/31/33	1,100,000	1,126,895 (b)
Argentina — 1.2%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	1,567,522	1,391,176
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	3,500,000	2,805,250
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — continued
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	3,375,083	$2,798,720 (b)
Total Argentina				6,995,146
Bahamas — 0.1%
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	690,000	775,036 (b)
Brazil — 3.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	116,857,000 BRL	18,782,024
Chile — 0.5%
Bonos de la Tesoreria de la Republica en pesos, Bonds	6.000%	4/1/33	2,825,000,000 CLP	3,171,351 (f)
Costa Rica — 1.1%
Costa Rica Government International Bond, Senior Notes	6.550%	4/3/34	6,110,000	6,534,981 (b)
Ecuador — 0.5%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	3,140,000	3,174,540 (b)
Guatemala — 1.1%
Guatemala Government Bond, Senior Notes	3.700%	10/7/33	7,400,000	6,607,184 (b)
Jamaica — 0.9%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	843,000,000 JMD	5,672,855
Malaysia — 0.5%
Malaysia Government Bond	4.254%	5/31/35	12,820,000 MYR	3,296,877
Mexico — 1.4%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	5,140,000	5,167,242 (b)
Mexican Bonos, Senior Notes	7.750%	11/13/42	66,870,000 MXN	3,270,006
Total Mexico				8,437,248
Panama — 0.4%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,820,000	2,370,210
Paraguay — 1.1%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	2,960,000	2,630,463 (f)
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	1,120,000	1,050,135 (b)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Paraguay — continued
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	3,100,000	$2,906,622 (f)
Total Paraguay				6,587,220
Peru — 1.1%
Peru Government Bond, Senior Notes	5.400%	8/12/34	5,410,000 PEN	1,545,679
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	4,890,000	5,366,042
Total Peru				6,911,721
Poland — 0.8%
Republic of Poland Government International Bond, Senior Notes	5.125%	9/18/34	5,100,000	5,131,348
South Africa — 0.5%
Republic of South Africa Government Bond	8.750%	1/31/44	55,750,000 ZAR	3,340,295
Sri Lanka — 0.3%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	142,122	137,524 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	209,252	213,783 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	410,444	395,496 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	277,144	231,904 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 11/15/27 then 3.850%)	3.600%	5/15/36	192,344	193,586 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	384,851	389,474 (b)
Total Sri Lanka				1,561,767
Supranational — 2.3%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	1,297,000,000 INR	13,695,206
Ukraine — 0.5%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	724,538	410,032 (f)
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	532,422	$374,692 (f)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	612,285	369,062 (f)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	1,242,318	862,025 (f)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	1,774,740	1,221,000 (f)
Total Ukraine				3,236,811
Uruguay — 0.3%
Uruguay Government International Bond, Senior Notes	8.250%	5/21/31	58,830,000 UYU	1,529,446

Total Sovereign Bonds (Cost — $109,796,866)				108,938,161
Asset-Backed Securities — 11.5%
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	4,130,000	4,142,854 (b)(e)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.045%	4/20/38	560,000	557,899 (b)(e)
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	4.917%	10/25/38	7,840,000	7,856,665 (b)(e)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.925%	1/20/39	3,640,000	3,643,494 (b)(e)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	5.073%	7/15/36	5,300,000	5,304,007 (b)(e)
Bayfront IABS Pte Ltd., 7A A (SOFR + 1.280%)	4.960%	4/11/48	4,258,802	4,266,128 (b)(e)
Bayfront IABS Pte Ltd., 8A A (SOFR + 1.380%)	5.060%	7/11/47	2,810,000	2,811,944 (b)(e)
Bayswater Park CLO Ltd., 2023-1A AR (3 mo. Term SOFR + 1.210%)	4.885%	1/20/39	4,250,000	4,253,853 (b)(e)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. Term SOFR + 2.364%)	5.263%	10/25/37	4,729,846	4,778,858 (b)(e)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	4.915%	3/28/38	2,690,000	2,696,068 (b)(e)
Elmwood CLO Ltd., 2019-1A A1R3 (3 mo. Term SOFR + 1.120%)	4.795%	4/20/37	2,000,000	1,999,018 (b)(e)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Fremont Home Loan Trust, 2006-B 1A (1 mo. Term SOFR + 0.414%)	4.063%	8/25/36	13,340,554	$5,380,177 (e)
Galaxy CLO Ltd., 2024-33A A1R (3 mo. Term SOFR + 1.280%)	4.955%	4/20/37	2,500,000	2,505,952 (b)(e)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	4.708%	12/25/35	2,980,000	2,922,882 (e)
Magnetite Ltd., 2021-31A A1R (3 mo. Term SOFR + 1.000%)	4.673%	7/15/34	4,750,000	4,755,822 (b)(e)
Mountain View CLO Ltd., 2022-1A A1RR (3 mo. Term SOFR + 1.330%)	5.003%	3/15/38	4,920,000	4,929,362 (b)(e)
Point Au Roche Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.170%)	4.845%	1/20/39	2,000,000	1,998,211 (b)(e)
Symphony CLO Ltd., 2025-52A AR (3 mo. Term SOFR + 1.150%)	4.815%	1/20/36	1,000,000	1,000,626 (b)(e)
Warwick Capital CLO Ltd., 2025-7A A1 (3 mo. Term SOFR + 1.300%)	4.972%	10/21/38	4,050,000	4,055,745 (b)(e)

Total Asset-Backed Securities (Cost — $74,866,283)				69,859,565
Senior Loans — 7.0%
Communication Services — 0.5%
Media — 0.5%
Nexstar Media Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.144%	6/28/32	2,890,800	2,865,506 (e)(i)(j)

Consumer Discretionary — 1.1%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	5/6/30	165,133	165,494 (e)(i)(j)
Automobiles — 0.1%
Belron Finance 2019 LLC, Term Loan (3 mo. Term SOFR + 2.000%)	5.657%	10/16/31	602,398	602,711 (e)(i)(j)
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.232%	7/1/31	404,862	406,178 (e)(i)(j)
Hotels, Restaurants & Leisure — 0.2%
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	5.644%	7/18/31	1,080,878	1,082,300 (e)(i)(j)
Specialty Retail — 0.7%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	6/11/31	1,954,947	1,950,519 (e)(i)(j)
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	2,433,900	$2,408,295 (e)(i)(j)
Total Specialty Retail				4,358,814

Total Consumer Discretionary				6,615,497
Financials — 2.9%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.644%	11/24/32	1,336,650	1,307,691 (e)(i)(j)
Capital Markets — 0.4%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	9/15/31	1,983,846	1,940,092 (e)(i)(j)
GIP Pilot Acquisition Partners LP, Amendment No. 3 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.641%	5/13/33	403,074	403,578 (e)(i)(j)
Total Capital Markets				2,343,670
Financial Services — 0.6%
Citadel Securities LP, 2026 Term Loan (3 mo. Term SOFR + 2.000%)	5.661%	6/10/33	810,051	809,208 (e)(i)(j)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.666%	12/15/31	2,758,979	2,737,363 (e)(i)(j)
Total Financial Services				3,546,571
Insurance — 1.6%
AmWINS Group Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.732%	1/30/32	2,553,953	2,504,266 (e)(i)(j)
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	2/23/33	2,683,091	2,544,147 (e)(i)(j)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	6/20/30	1,878,835	1,879,014 (e)(i)(j)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	7/31/31	2,029,749	2,007,675 (e)(i)(j)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.482%	5/6/31	980,000	959,175 (e)(i)(j)
Total Insurance				9,894,277
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.394%	11/18/27	404,880	$403,996 (e)(i)(j)

Total Financials				17,496,205
Health Care — 0.4%
Health Care Providers & Services — 0.1%
Sotera Health Holdings LLC, 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	5/30/31	578,593	579,768 (e)(i)(j)
Health Care Technology — 0.3%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	2/17/32	1,845,340	1,828,501 (e)(i)(j)

Total Health Care				2,408,269
Industrials — 0.6%
Machinery — 0.1%
Chart Industries Inc., 2024 Term Loan B (3 mo. Term SOFR + 2.500%)	6.182%	3/15/30	542,480	543,160 (e)(i)(j)
Passenger Airlines — 0.2%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	2,302,927	644,819 *(c)(k)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	877,384	17,548 *(c)(k)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	382,044	362,942 (e)(i)(j)(k)(l)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	94,750	90,012 (e)(i)(j)(k)(l)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	187,133	177,777 (e)(i)(j)(k)(l)
Total Passenger Airlines				1,293,098
Professional Services — 0.3%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.258%	6/2/28	1,900,026	1,881,026 (e)(i)(j)

Total Industrials				3,717,284
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.9%
Software — 0.9%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.982%	3/21/31	2,069,574	$1,821,225 (e)(i)(j)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.494%	10/8/28	1,835,208	1,432,444 (e)(i)(j)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	5.913%	2/10/31	2,059,624	1,944,471 (e)(i)(j)

Total Information Technology				5,198,140
Real Estate — 0.1%
Specialized REITs — 0.1%
Iron Mountain Information Management LLC, Amendment No. 1 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.644%	1/31/31	602,279	602,128 (e)(i)(j)

Utilities — 0.5%
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, 2025 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.394%	7/31/30	820,000	820,381 (e)(i)(j)
Lightning Power LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	5.644%	8/18/31	404,849	405,762 (e)(i)(j)
Pathfinder Power LLC, Term Loan B	—	6/22/33	2,070,000	2,068,065 (m)

Total Utilities				3,294,208
Total Senior Loans (Cost — $44,656,581)				42,197,237
U.S. Government & Agency Obligations — 0.9%
U.S. Government Obligations — 0.9%
U.S. Treasury Bonds	4.750%	11/15/43	2,980,000	2,932,041 (n)
U.S. Treasury Bonds	4.250%	8/15/54	2,480,000	2,214,659 (n)
U.S. Treasury Notes	4.000%	11/15/35	160,000	154,800
U.S. Treasury Notes	4.375%	5/15/36	270,000	268,587

Total U.S. Government & Agency Obligations (Cost — $5,753,846)				5,570,087
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.3%
Exchange-Traded Purchased Options — 0.2%
U.S. Treasury 5-Year Notes Futures, Call @ $107.750	7/24/26	1,725	1,725,000	175,196
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 5-Year Notes Futures, Put @ $106.750		7/24/26	1,725	1,725,000	$390,821
U.S. Treasury 5-Year Notes Futures, Call @ $108.000		7/24/26	1,228	1,228,000	86,344
U.S. Treasury 10-Year Notes Futures, Call @ $110.500		7/24/26	1,150	1,150,000	269,531
U.S. Treasury 10-Year Notes Futures, Call @ $110.750		7/24/26	575	575,000	98,828
U.S. Treasury 10-Year Notes Futures, Put @ $109.250		7/24/26	575	575,000	143,750
U.S. Treasury 10-Year Notes Futures, Put @ $109.500		7/24/26	1,150	1,150,000	377,344
U.S. Treasury Long-Term Bonds Futures, Call @ $115.000		7/24/26	86	86,000	29,563

Total Exchange-Traded Purchased Options (Cost — $1,584,213)					1,571,377
	Counterparty
OTC Purchased Options — 0.1%
U.S. Dollar/Canadian Dollar, Put @ 1.422CAD	BNP Paribas SA	7/24/26	12,170,000	12,170,000	73,303
U.S. Dollar/Euro, Call @ $1.156	JPMorgan Chase & Co.	8/12/26	23,619,000	23,619,000	320,073
U.S. Dollar/Japanese Yen, Put @ 161.350JPY	BNP Paribas SA	7/23/26	12,170,000	12,170,000	67,936

Total OTC Purchased Options (Cost — $281,221)					461,312

Total Purchased Options (Cost — $1,865,434)					2,032,689
		Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $29,486)		3.400%	5/16/45	1,141,995 UYU	30,755
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				705	14 *(o)
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value
Passenger Airlines — continued
Spirit Aviation Holdings Inc.		121,435	$2,429 *

Total Common Stocks (Cost — $1,705,602)			2,443
	Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $1,050,305)	3/12/30	86,279	1,726 *(b)(o)(p)
Total Investments — 136.4% (Cost — $849,083,154)			829,020,304
Liabilities in Excess of Other Assets — (36.4)%			(221,157,788)
Total Net Assets — 100.0%			$607,862,516

See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2026, the Fund held TBA securities with a total cost of $265,833,445.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of June 30, 2026.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	Securities traded on a when-issued or delayed delivery basis.
(h)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Security is valued using significant unobservable inputs (Note 1).
(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(m)	All or a portion of this loan has not settled as of June 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(o)	Restricted security (Note 6).
(p)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CLP	—	Chilean Peso
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JPY	—	Japanese Yen
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At June 30, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.500	483	$1,207,500	$(6,038)
3-Month SOFR Futures, Call	12/11/26	97.500	269	672,500	(11,769)
3-Month SOFR Futures, Put	12/11/26	96.500	573	1,432,500	(830,850)
U.S. Treasury 5-Year Notes Futures, Call	8/21/26	107.250	575	575,000	(251,563)
U.S. Treasury 5-Year Notes Futures, Put	8/21/26	107.250	575	575,000	(368,359)
U.S. Treasury 10-Year Notes Futures, Call	8/21/26	110.000	575	575,000	(404,297)
U.S. Treasury 10-Year Notes Futures, Put	8/21/26	110.000	575	575,000	(467,187)
U.S. Treasury Long-Term Bonds Futures, Call	7/24/26	118.000	86	86,000	(5,375)
Total Exchange-Traded Written Options (Premiums received — $1,976,607)					(2,345,438)

See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Dollar/Euro, Call (Premiums received — $17,722)	BNP Paribas SA	8/12/26	$1.140	3,654,000	3,654,000	$(21,616)
Total Written Options (Premiums received — $1,994,329)						$(2,367,054)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	1,160	12/27	$278,862,208	$278,472,500	$(389,708)
Australian 10-Year Bonds	249	9/26	18,697,507	18,932,004	234,497
U.S. Treasury 2-Year Notes	541	9/26	111,495,762	111,517,851	22,089
U.S. Treasury 5-Year Notes	2,045	9/26	218,391,213	218,910,869	519,656
U.S. Treasury 10-Year Notes	649	9/26	70,945,383	71,319,019	373,636
U.S. Treasury Ultra 10-Year Notes	65	9/26	7,273,105	7,310,469	37,364
U.S. Treasury Ultra Long- Term Bonds	65	9/26	7,405,405	7,550,156	144,751
United Kingdom Long Gilt Bonds	92	9/26	10,761,021	10,886,600	125,579
					1,067,864
Contracts to Sell:
U.S. Treasury Long-Term Bonds	928	9/26	103,760,757	105,328,000	(1,567,243)
Net unrealized depreciation on open futures contracts					$(499,379)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,740,141	USD	1,202,834	Bank of America N.A.	7/16/26	$1,599
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,824,427	USD	1,256,594	Bank of America N.A.	7/16/26	$6,178
AUD	2,050,000	USD	1,421,124	Bank of America N.A.	7/16/26	(2,222)
AUD	2,050,000	USD	1,420,027	Bank of America N.A.	7/16/26	(1,125)
EUR	2,030,000	USD	2,321,904	Bank of America N.A.	7/16/26	(888)
INR	143,581,507	USD	1,501,899	Bank of America N.A.	7/16/26	12,944
INR	143,938,352	USD	1,520,583	Bank of America N.A.	7/16/26	(1,975)
JPY	1,011,000,000	USD	6,260,422	BNP Paribas SA	7/16/26	(34,536)
JPY	1,070,361,602	USD	6,630,456	BNP Paribas SA	7/16/26	(39,012)
USD	2,452,753	EUR	2,070,000	BNP Paribas SA	7/16/26	86,003
USD	2,523,635	EUR	2,131,362	BNP Paribas SA	7/16/26	86,727
USD	6,012,286	EUR	5,091,050	BNP Paribas SA	7/16/26	191,396
USD	2,348,691	GBP	1,774,439	BNP Paribas SA	7/16/26	(4,983)
USD	59,917	JPY	9,420,000	BNP Paribas SA	7/16/26	1,907
USD	9,430,248	JPY	1,482,600,000	BNP Paribas SA	7/16/26	300,179
AUD	4,512,000	USD	3,210,806	Citibank N.A.	7/16/26	(87,839)
AUD	13,803,894	USD	9,561,750	Citibank N.A.	7/16/26	(7,425)
EUR	557,500	USD	648,091	Citibank N.A.	7/16/26	(10,670)
EUR	1,501,143	USD	1,711,283	Citibank N.A.	7/16/26	5,060
EUR	2,952,162	USD	3,365,400	Citibank N.A.	7/16/26	9,977
EUR	3,543,565	USD	4,036,302	Citibank N.A.	7/16/26	15,259
EUR	4,620,559	USD	5,267,336	Citibank N.A.	7/16/26	15,615
USD	5,220,795	AUD	7,257,000	Citibank N.A.	7/16/26	197,883
USD	636,277	CAD	881,169	Citibank N.A.	7/16/26	14,521
USD	2,416,854	EUR	2,046,472	Citibank N.A.	7/16/26	77,005
USD	17,365,118	INR	1,639,093,536	Citibank N.A.	7/16/26	72,024
USD	1,880,341	JPY	303,670,000	Citibank N.A.	7/16/26	10,297
USD	3,821,612	JPY	617,301,751	Citibank N.A.	7/16/26	20,177
CAD	8,102,000	USD	5,698,825	JPMorgan Chase & Co.	7/16/26	17,972
EUR	13,313,967	USD	15,470,164	JPMorgan Chase & Co.	7/16/26	(247,541)
JPY	2,864,827,270	USD	18,063,793	JPMorgan Chase & Co.	7/16/26	(421,766)
USD	3,673,371	EUR	3,103,438	JPMorgan Chase & Co.	7/16/26	125,032
USD	9,233,111	JPY	1,451,443,200	JPMorgan Chase & Co.	7/16/26	294,911
MXN	3,856,000	USD	221,774	Morgan Stanley & Co. Inc.	7/16/26	(1,569)
USD	445,689	MXN	7,983,000	Morgan Stanley & Co. Inc.	7/16/26	(10,196)
USD	6,287,000	CAD	8,940,114	BNP Paribas SA	7/27/26	(24,423)
USD	5,679,000	JPY	916,306,650	BNP Paribas SA	7/27/26	31,153
USD	12,019,487	BRL	62,137,145	JPMorgan Chase & Co.	9/2/26	165,446
Net unrealized appreciation on open forward foreign currency contracts						$863,095

See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At June 30, 2026, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	404,457,000BRL	1/2/30	BRL-CDI**	14.101%**	$125,135	—	$125,135
JPMorgan Chase & Co.	106,521,000BRL	1/2/31	BRL-CDI**	13.250%**	(447,478)	—	(447,478)
JPMorgan Chase & Co.	95,500,000BRL	1/2/31	BRL-CDI**	13.300%**	(376,757)	—	(376,757)
Total					$(699,100)	—	$(699,100)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
291,290,000MXN	3/14/28	Daily MXN TIIE - Banxico Compound every 28 days	7.225% every 28 days	$52,248	—	$52,248
126,155,000	5/21/29	Daily SOFR Compound annually	4.090% annually	422,393	$36,187	386,206
49,703,000	6/29/31	2.368%**	CPURNSA**	79,189	—	79,189
230,264,000	1/31/33	3.520% annually	Daily SOFR Compound annually	5,197,072	499,321	4,697,751
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	29,725,000	5/21/37	4.340% annually	Daily SOFR Compound annually	$(732,561)	$9,464	$(742,025)
Total					$5,018,341	$544,972	$4,473,369

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$120,883,000	6/20/31	1.000% quarterly	$2,653,831	$1,878,144	$775,687

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$22,342,160	7/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$1,748,700	—	$1,748,700

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily MXN TIIE - Banxico Compound	6.766%
BRL-CDI	14.150%
CPURNSA	3.340%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$12,920,556	$12,144,031	6.23%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,594,492	6,432,977	3.30%
Argentine Republic Government International Bond, 5.000% due 1/9/38	7,590,467	6,341,835	3.26%
Bahamas Government International Bond, 8.250% due 6/24/36	6,777,686	7,606,865	3.90%
Benin Government International Bond, 7.960% due 2/13/38	5,683,236	6,028,919	3.09%
Costa Rica Government International Bond, 6.550% due 4/3/34	6,515,408	6,945,751	3.57%
Dominican Republic International Bond, 4.500% due 1/30/30	8,669,466	8,381,206	4.30%
Ecuador Government International Bond, 6.900% due 7/31/35	8,084,612	7,414,155	3.81%
Ecuador Government International Bond, 8.750% due 1/29/34	2,720,532	2,750,186	1.41%
Egypt Government International Bond, 5.800% due 9/30/27	2,466,225	2,465,214	1.27%
Egypt Government International Bond, 7.903% due 2/21/48	4,655,184	4,262,473	2.19%
El Salvador Government International Bond, 7.125% due 1/20/50	6,714,870	6,221,663	3.19%
Ethiopia International Bond, 6.625% due 12/11/27(a)	6,636,265	7,174,701	3.68%
Ghana Government International Bond, 5.000% due 7/3/29	3,098,341	2,659,805	1.37%
Ghana Government International Bond, 5.000% due 7/3/35	4,434,962	4,114,447	2.11%
Guatemala Government Bond, 5.375% due 4/24/32	5,936,111	5,943,590	3.05%
Ivory Coast Government International Bond, 6.750% due 2/25/41	7,175,739	6,955,946	3.57%
Ivory Coast Government International Bond, 7.625% due 1/30/33	5,614,868	6,001,452	3.08%
Jordan Government International Bond, 7.500% due 1/13/29	3,702,694	3,867,464	1.99%
KazMunayGas National Co JSC, 6.375% due 10/24/48	2,941,617	2,947,206	1.51%
Mozambique International Bond, 9.000% due 9/15/31	4,593,984	4,035,815	2.07%
Nigeria Government International Bond, 7.375% due 9/28/33	12,028,879	12,134,132	6.23%
OCP SA, 6.700% due 3/1/36	3,791,951	3,964,106	2.03%
Paraguay Government International Bond, 6.100% due 8/11/44	4,817,303	4,925,692	2.53%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	26,257,317	9,309,678	4.78%
Provincia de Buenos Aires/Government Bonds, 6.625% due 9/1/37	4,956,219	3,633,922	1.87%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	4,348,672	3,993,777	2.05%
Republic of South Africa Government International Bond, 5.000% due 10/12/46	9,396,291	7,340,852	3.77%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	6,321,710	5,848,404	3.00%
Senegal Government International Bond, 6.250% due 5/23/33	3,348,827	1,767,343	0.91%
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset SMASh Series Core Plus Completion Fund
Security	Face Amount	Value	Weight
Senegal Government International Bond, 6.750% due 3/13/48	$7,159,132	$3,713,800	1.91%
Sri Lanka Government International Bond, 3.100% due 1/15/30	2,511,761	2,561,996	1.32%
Sri Lanka Government International Bond, 3.350% due 3/15/33	2,157,801	2,066,094	1.06%
Sri Lanka Government International Bond, 3.600% due 6/15/35	1,848,978	1,541,123	0.79%
Sri Lanka Government International Bond, 4.000% due 4/15/28	4,139,206	2,103,095	1.08%
Ukraine Government International Bond, 0.000% due 2/1/34	2,192,016	1,235,201	0.63%
Ukraine Government International Bond, 0.000% due 2/1/35	1,877,089	1,123,438	0.58%
Ukraine Government International Bond, 0.000% due 2/1/36	1,886,444	1,127,150	0.58%
Ukraine Government International Bond, 4.500% due 2/1/34	3,287,505	2,304,541	1.18%
Ukraine Government International Bond, 4.500% due 2/1/35	3,256,104	2,249,968	1.15%
Ukraine Government International Bond, 4.500% due 2/1/36	1,705,595	1,163,216	0.60%
Total		$194,803,229	100.00%
(a)
The coupon payment on this security is currently in default as of June 30, 2026.
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Assets:
Investments, at value (Cost — $849,083,154)	$829,020,304
Foreign currency, at value (Cost — $6,843,713)	6,687,785
Cash	32,835,676
Receivable for sales of TBA securities	84,143,625
Interest receivable	7,457,947
Deposits with brokers for centrally cleared swap contracts	5,781,569
Deposits with brokers for open futures contracts and exchange-traded options	2,835,556
OTC swaps, at value (premiums paid — $0)	1,873,835
Unrealized appreciation on forward foreign currency contracts	1,759,265
Foreign currency collateral for open futures contracts and/or exchange-traded options, at value (Cost — $1,416,983)	1,485,529
Receivable for premiums on written options	1,461,885
Receivable for securities sold	128,836
Receivable for Fund shares sold	37,744
Receivable from investment manager	21,155
Deposits with brokers for TBA securities	10,000
Principal paydown receivable	4,378
Prepaid expenses	20,809
Total Assets	975,565,898
Liabilities:
Payable for purchases of TBA securities	350,077,535
Payable for securities purchased	5,014,999
Payable to brokers — net variation margin on centrally cleared swap contracts	3,312,908
Payable for Fund shares repurchased	3,052,747
Written options, at value (premiums received — $1,994,329)	2,367,054
Payable to brokers for option premiums	1,466,559
Unrealized depreciation on forward foreign currency contracts	896,170
OTC swaps, at value (premiums received — $0)	824,235
Payable for open OTC swap contracts	253,075
Payable to brokers — net variation margin on open futures contracts	239,865
Deposits from brokers for OTC derivatives	39,000
Trustees’ fees payable	48
Accrued expenses	159,187
Total Liabilities	367,703,382
Total Net Assets	$607,862,516
Net Assets:
Par value (Note 5)	$1,025
Paid-in capital in excess of par value	2,019,590,406
Total distributable earnings (loss)	(1,411,728,915)
Total Net Assets	$607,862,516
Shares Outstanding	102,516,339
Net Asset Value	$5.93
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$21,985,896
Less: Foreign taxes withheld	(11,252)
Total Investment Income	21,974,644
Expenses:
Fund accounting fees	44,825
Audit and tax fees	28,712
Legal fees	18,928
Registration fees	17,960
Trustees’ fees	10,967
Shareholder reports	10,259
Commodity pool reports	5,951
Commitment fees (Note 7)	3,211
Custody fees	1,134
Transfer agent fees (Note 2)	615
Miscellaneous expenses	7,111
Total Expenses	149,673
Less: Fee waivers and/or expense reimbursements (Note 2)	(149,673)
Net Expenses	—
Net Investment Income	21,974,644
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(14,643,771)
Futures contracts	(13,852,447)
Written options	3,871,102
Swap contracts	(4,226,801)
Forward foreign currency contracts	(500,211)
Foreign currency transactions	511,635
Net Realized Loss	(28,840,493)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	989,975
Futures contracts	(2,373,924)
Written options	(1,844,753)
Swap contracts	16,181,844
Forward foreign currency contracts	241,286
Foreign currencies	(341,686)
Change in Net Unrealized Appreciation (Depreciation)	12,852,742
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(15,987,751)
Increase in Net Assets From Operations	$5,986,893
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$21,974,644	$48,246,595
Net realized loss	(28,840,493)	(15,103,714)
Change in net unrealized appreciation (depreciation)	12,852,742	45,320,536
Increase in Net Assets From Operations	5,986,893	78,463,417
Distributions to Shareholders From (Note 1):
Total distributable earnings	(11,769,998)	(40,726,044)
Decrease in Net Assets From Distributions to Shareholders	(11,769,998)	(40,726,044)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	38,844,671	128,159,558
Cost of shares repurchased	(124,465,636)	(538,316,972)
Decrease in Net Assets From Fund Share Transactions	(85,620,965)	(410,157,414)
Decrease in Net Assets	(91,404,070)	(372,420,041)
Net Assets:
Beginning of period	699,266,586	1,071,686,627
End of period	$607,862,516	$699,266,586
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1,3]	2022[1,4]	2021[1,4]
Net asset value, beginning of period	$5.98	$5.72	$6.30	$6.25	$8.07	$9.08	$9.27
Income (loss) from operations:
Net investment income	0.20	0.36	0.40	0.40	0.27	0.36	0.33
Net realized and unrealized gain (loss)	(0.15)	0.21	(0.62)	0.04	(2.04)	(0.80)	(0.44)
Total income (loss) from operations	0.05	0.57	(0.22)	0.44	(1.77)	(0.44)	(0.11)
Less distributions from:
Net investment income	(0.10)	(0.31)	(0.36)	(0.39)	(0.04)	(0.45)	(0.06)
Net realized gains	—	—	—	—	—	(0.12)	(0.02)
Return of capital	—	—	—	—	(0.01)	—	—
Total distributions	(0.10)	(0.31)	(0.36)	(0.39)	(0.05)	(0.57)	(0.08)
Net asset value, end of period	$5.93	$5.98	$5.72	$6.30	$6.25	$8.07	$9.08
Total return[5]	0.92%	10.12%	(3.64)%	7.38%	(22.01)%	(5.37)%	(1.08)%
Net assets, end of period (millions)	$608	$699	$1,072	$2,449	$2,601	$3,632	$3,435
Ratios to average net assets:
Gross expenses[6]	0.05%[7]	0.04%	0.02%	0.02%	0.04%[7]	0.03%	0.04%
Net expenses[8,9]	0.00 [7]	0.00	0.00	0.00	0.00 [7]	0.00	0.00
Net investment income	6.65 [7]	6.04	6.63	6.47	4.76 [7]	3.96	3.74
Portfolio turnover rate	287%[10]	299%[10]	266%[10]	189%[10]	53%	150%[10]	69%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	For the period March 1, 2022 through December 31, 2022.
[4]	For the year ended February 28.
[5]
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.
[7]	Annualized.
[8]
The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the
Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 177%, 100%, 88%, 96% and 106%.

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$265,887,964	—	$265,887,964
Corporate Bonds & Notes	—	188,554,059	—	188,554,059
Collateralized Mortgage Obligations	—	145,945,618	—	145,945,618
Sovereign Bonds	—	108,938,161	—	108,938,161
Asset-Backed Securities	—	69,859,565	—	69,859,565
Senior Loans:
Industrials	—	2,424,186	$1,293,098	3,717,284
Other Senior Loans	—	38,479,953	—	38,479,953
U.S. Government & Agency Obligations	—	5,570,087	—	5,570,087
Purchased Options:
Exchange-Traded Purchased Options	$1,571,377	—	—	1,571,377
OTC Purchased Options	—	461,312	—	461,312
Non-U.S. Treasury Inflation Protected Securities	—	30,755	—	30,755
Common Stocks:
Industrials	2,429	14	—	2,443
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants	—	$1,726	—	$1,726
Total Investments	$1,573,806	$826,153,400	$1,293,098	$829,020,304
Other Financial Instruments:
Futures Contracts††	$1,457,572	—	—	$1,457,572
Forward Foreign Currency Contracts††	—	$1,759,265	—	1,759,265
OTC Interest Rate Swaps	—	125,135	—	125,135
Centrally Cleared Interest Rate Swaps††	—	5,215,394	—	5,215,394
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	775,687	—	775,687
OTC Total Return Swaps	—	1,748,700	—	1,748,700
Total Other Financial Instruments	$1,457,572	$9,624,181	—	$11,081,753
Total	$3,031,378	$835,777,581	$1,293,098	$840,102,057
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$2,345,438	—	—	$2,345,438
OTC Written Options	—	$21,616	—	21,616
Futures Contracts††	1,956,951	—	—	1,956,951
Forward Foreign Currency Contracts††	—	896,170	—	896,170
OTC Interest Rate Swaps	—	824,235	—	824,235
Centrally Cleared Interest Rate Swaps††	—	742,025	—	742,025
Total	$4,302,389	$2,484,046	—	$6,786,435

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Fund may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2026, the total notional value of all credit default swaps to sell protection was $120,883,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended June 30, 2026, see Note 4.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
At June 30, 2026, the Fund had posted non-cash collateral for TBA securities with BNP Paribas SA in the amount of $302,487.
(m) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(p) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Fund held OTC written options, forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $1,742,021. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
At June 30, 2026, the Fund held cash collateral from Citibank N.A. in the amount of $39,000 and non-cash collateral from BNP Paribas SA and JPMorgan Chase & Co. in the amounts of $149,510 and $809,330, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(t) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
2. Investment management agreement and other transactions with affiliates
FTFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
FTFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and FTFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund.
Effective June 30, 2026, Western Asset Japan ceased to serve as a subadviser to the Fund.
FTFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which FTFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $149,673.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $615 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$224,830,813	$2,435,615,140
Sales	240,034,609	2,536,412,628
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$849,519,223	$8,791,890	$(29,290,809)	$(20,498,919)
Written options	(1,994,329)	354,334	(727,059)	(372,725)
Futures contracts	—	1,457,572	(1,956,951)	(499,379)
Forward foreign currency contracts	—	1,759,265	(896,170)	863,095
Swap contracts	2,423,116	7,864,916	(1,566,260)	6,298,656
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$1,571,377	$461,312	—	—	$2,032,689
Futures contracts[3]	1,457,572	—	—	—	1,457,572
Forward foreign currency contracts	—	1,759,265	—	—	1,759,265
OTC swap contracts[4]	125,135	—	—	$1,748,700	1,873,835
Centrally cleared swap contracts[5]	5,215,394	—	$775,687	—	5,991,081
Total	$8,369,478	$2,220,577	$775,687	$1,748,700	$13,114,442
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Written options	$2,345,438	$21,616	$2,367,054
Futures contracts[3]	1,956,951	—	1,956,951
Forward foreign currency contracts	—	896,170	896,170
OTC swap contracts[4]	824,235	—	824,235
Centrally cleared swap contracts[5]	742,025	—	742,025
Total	$5,868,649	$917,786	$6,786,435

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(4,689,031)	$(309,876)	—	—	$(4,998,907)
Futures contracts	(13,852,447)	—	—	—	(13,852,447)
Written options	3,817,459	53,643	—	—	3,871,102
Swap contracts	(6,430,493)	—	$979,909	$1,223,783	(4,226,801)
Forward foreign currency contracts	—	(500,211)	—	—	(500,211)
Total	$(21,154,512)	$(756,444)	$979,909	$1,223,783	$(19,707,264)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$869,819	$28,522	—	—	$898,341
Futures contracts	(2,373,924)	—	—	—	(2,373,924)
Written options	(1,840,858)	(3,895)	—	—	(1,844,753)
Swap contracts	15,962,403	—	$298,086	$(78,645)	16,181,844
Forward foreign currency contracts	—	241,286	—	—	241,286
Total	$12,617,440	$265,913	$298,086	$(78,645)	$13,102,794

[1]	The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.
During the six months ended June 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$1,325,726
Written options	1,282,319
Futures contracts (to buy)	1,677,309,851
Futures contracts (to sell)	463,970,949
Forward foreign currency contracts (to buy)	77,481,735
Forward foreign currency contracts (to sell)	100,738,988
Average Notional Balance**
Interest rate swap contracts	$725,363,469
Credit default swap contracts (buy protection)†	51,309,158
Credit default swap contracts (sell protection)	550,025,857
Total return swap contracts	22,277,783

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At June 30, 2026, there were no open positions held in this derivative.
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$20,721	$(6,210)	$14,511	—	$14,511
BNP Paribas SA	838,604	(124,570)	714,034	$(149,510)	564,524
Citibank N.A.	437,818	(105,934)	331,884	(39,000)	292,884
JPMorgan Chase & Co.	2,797,269	(1,493,542)	1,303,727	(809,330)	494,397
Morgan Stanley & Co. Inc.	—	(11,765)	(11,765)	—	(11,765)
Total	$4,094,412	$(1,742,021)	$2,352,391	$(997,840)	$1,354,551

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Shares of beneficial interest
At June 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.
Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Shares sold	6,533,978	21,933,677
Shares repurchased	(20,948,609)	(92,254,642)
Net decrease	(14,414,631)	(70,320,965)

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

6. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 6/30/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	705	3/25	$8,582	$14	$0.02	0.00%(a)
Spirit Airlines LLC, Warrants	86,279	3/25	1,050,305	1,726 (b)	0.02	0.00 (a)
Total			$1,058,887	$1,740		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2026.
8. Deferred capital losses
As of December 31, 2025, the Fund had deferred capital losses of $1,375,653,009, which have no expiration date, that will be available to offset future taxable capital gains.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment
Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset SMASh Series Core Plus Completion Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset SMASh Series Core Plus Completion Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, and (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore,” and together with WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the

Western Asset SMASh Series Core Plus Completion Fund

selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is offered only to participants in separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, know as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional global income funds by Broadridge, showed, among other data, that the Fund’s
Western Asset SMASh Series Core Plus Completion Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
performance for the 1-year period ended December 31, 2025 was above the median and that the Fund’s performance for the 3-, 5-, and 10-year periods ended December 31, 2025 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-year period ended December 31, 2025 and trailed the performance of its benchmark index for the 3-, 5-, and 10-year periods ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Board noted that the Fund does not pay a management fee. The Board also noted that the Fund is an integral part of the separately managed account program, and the Advisers are compensated directly or indirectly by separately managed account program sponsors. The Board recognized that FTFA had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board discussed whether FTFA realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to FTFA. The Board also noted that FTFA has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements in light of all of the surrounding circumstances.

Western Asset SMASh Series Core Plus Completion Fund

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers, but would continue to closely monitor the Advisers’ performance, and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset SMASh Series Core Plus Completion Fund

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Western Asset
SMASh Series Core Plus Completion Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd*
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the
Fund.
Western Asset SMASh Series Core Plus Completion Fund
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset SMASh Series Core Plus Completion Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset SMASh Series Core Plus Completion Fund and is not intended for distribution to prospective investors.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90522-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2026